SUBSEQUENT EVENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
Subsequent Events

18.         SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through April 29, 2019, the date the consolidated financial statements were available to be issued, to ensure that these consolidated financial statements include appropriate recognition and disclosure of recognized events as of December 31, 2018, and material subsequent events thereafter.

On March 27, 2019, the Company completed the merger discussed in Note 1 (the “Merger”), and the combined entity, Diamond S Shipping Inc. (“DSSI”), became a publicly traded company on March 28, 2019, with its shares listed on the New York Stock Exchange. DSSI owns and operates 68 vessels.

The Merger will be accounted for as an asset acquisition under the guidelines of the FASB ASC 805, and ASU 2017‑01, whereby the Company is the accounting acquirer of the 25 vessels and associated bunker inventories, $10 million in cash and other tangible and intangible assets and liabilities. Such assets and liabilities will be recorded at the cost of acquisition including transaction costs, which will be allocated based on their relative fair value. The Company’s assets, liabilities and results of operations will remain at their historical cost basis.

In connection with the Merger, DSSI entered into a $360,000,000 five-year Credit Agreement (the “$360 Facility”), for the purposes of financing the Merger and refinancing the $30 LOC. The $360 Facility consists of a term loan of  $300,000,000 and a revolving loan of  $60,000,000, and is collateralized by the 25 vessels acquired in the Merger and the three vessels that collateralized the $30 LOC, with reductions based on a 17 year age-adjusted amortization schedule, payable on a quarterly basis. The term loan component of the $360 Facility bears interest at the Eurodollar Rate for a three-month interest period, plus a 2.65% interest rate margin, and the interest is paid quarterly. Commitment fees on undrawn amounts related to the revolving loan component of the $360 Facility are 1.06%.

Also, at the time of the Merger’s completion, all amounts drawn on the $30M LOC were paid off and the $30 LOC was cancelled.

Prior to the completion of the Merger, all amounts drawn on the $20 LOC were paid off and, at the time of the Merger’s completion, the $20 LOC was cancelled.

As of April 29, 2019, except as disclosed in this note and elsewhere in these consolidated financial statements, there were no additional subsequent events that the Company believes require recognition or disclosure.